Income Taxes - Tax attributes (gross) (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Corporation tax loss carryforwards	€ 661,501	€ 388,980
Trade tax loss carryforwards	659,161	387,524
Interest carryforwards	15,348	€ 15,846
Tax loss carryforwards cannot be used	€ 56,891